Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	1,150,000
Proposed Maximum Offering Price per Unit	36.00
Maximum Aggregate Offering Price	$ 41,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,717.34
Offering Note	Represents only the 1,150,000 additional shares of the Registrant's Class A common stock being registered, including 150,000 additional shares of Class A common stock subject to the underwriters' option to purchase additional shares. Does not include the 16,100,000 shares of Class A common stock that the Registrant previously registered on the Registrant's Registration Statement on Form S-1 (File No. 333-296238). The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. The Registrant previously paid an aggregate filing fee of $84,067.13 for the Registration Statement on Form S-1 (File No. 333-296238), which was declared effective on May 28, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $36.00 are hereby registered, which includes the additional shares that the underwriters have the option to purchase.